INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES

6. INVENTORIES

Inventories are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	2,103	1,854	298
Working in process	—	505	81
Inventories net	2,103	2,359	379

Obsolete inventories of nil, nil and RMB669 (US$107) were written off as an expense in cost of revenues during the years ended December 31, 2010, 2011 and 2012, respectively. No inventory obsolescence provision was recognized as of December 31, 2011 and 2012.